Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ZEGA Buy and Hedge ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.76%	13.12%	(22.06%)